Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Jun. 30, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.000001	$ 0.000001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	79,259,940	15,811,396
Common stock, shares outstanding	79,259,940	15,811,396